Pension and Other Post-Retirement Benefits (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Pension and Other Post-Retirement Benefits
Schedule of changes in projected benefit obligations, the plan assets, and the funded

	December 31,
	2018	2017
Obligation and funded status:
Change in benefit obligation
Projected benefit obligation at beginning of year	$14,258	$13,621
Service costs	888	442
Interest cost	283	168
Plan participant contributions	109	—
Actuarial (gain)/losses	29	(640)
Divestiture	(138)	—
Benefit payments	(274)	(123)
Expenses paid from assets	(35)	—
Effect of foreign currency translation	(634)	790
Projected benefit obligation at end of year	$14,486	$14,258

Change in plan assets
Fair value of plan assets at beginning of year	$5,062	$5,062
Actual return on plan assets	95	—
Plan participant contributions	109	—
Employer contributions	460	123
Benefit payments	(274)	(123)
Expenses paid from assets	(35)	—
Effect of foreign currency translation	(233)	—
Fair value of plan assets at end of year	5,184	5,062
Unfunded status	$(9,302)	$(9,196)

Summary of the amounts recognized in the consolidated balance sheets

	December 31,
	2018	2017
Current liabilities	$(443)	$(342)
Noncurrent liabilities	$(8,859)	$(8,854)
AOCI	$(1,054)	$(1,252)

Schedule of accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets

	December 31,
	2018	2017
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$13,605	$13,499
Fair value of plan assets	$5,184	$5,062
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	$14,486	$14,258
Fair value of plan assets	$5,184	$5,062

Schedule of net periodic benefit cost changes in plan assets and benefit obligations recognized in other comprehensive loss

	Three Months Ended June 30,
	2019	2018
Service cost	$220	$222
Interest cost	80	71
Expected return on plan assets	(40)	(37)
Amortization of actuarial gains	(20)	(19)
Net periodic benefit cost	$240	$237

	Six Month Ended June 30,
	2019	2018
Service cost	$441	$444
Interest cost	158	142
Expected return on plan assets	(80)	(75)
Amortization of actuarial gains	(38)	(39)
Net periodic benefit cost	$481	$472

	Three Months Ended September 30,
	2019	2018
Service cost	$220	$222
Interest cost	80	71
Expected return on plan assets	(40)	(37)
Amortization of actuarial gains	(20)	(19)
Net periodic benefit cost	$240	$237

	Nine Months Ended September 30,
	2019	2018
Service cost	$662	$666
Interest cost	238	213
Expected return on plan assets	(120)	(112)
Amortization of actuarial gains	(49)	(57)
Net periodic benefit cost	$731	$710

	December 31,
	2018	2017
Service cost	$888	$442
Interest cost	283	168
Expected return on plan assets	(150)	—
Amortization of actuarial gains	(78)	(4)
Net period benefit cost	$943	$606

Summary of weighted-average assumptions used to determine the net periodic benefit cost

	December 31,
	2018	2017
Discount rate	2.31%	2.38%
Expected return on plan assets	3.00%	—%
Rate of compensation increase	3.76%	4.56%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	2.00%

Summary of weighted-average assumptions used to determine the benefit obligations

	December 31,
	2018	2017
Discount rate	2.26%	2.31%
Rate of compensation increase	3.68%	3.76%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%

Schedule of fair value of our plan assets and the respective level in the far value hierarchy by asset category

	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total Assets	Level 1	Level 2	Level 3	Total Assets
Fair value measurement of pension plan assets:
Insurance contract	$—	—	5,184	$5,184	$—	—	5,062	$5,062

Schedule of estimated pension benefit payments

2019	$488
2020	610
2021	489
2022	643
2023	781
2024 to 2027	4,923
Total	$7,934